UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2009

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SIB LLC
Address:          c/o The Millburn Corporation
                  1270 Avenue of the Americas
                  New York, New York  10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth P. Pearlman
Title:   Principal of SIB LLC
Phone:   305-937-7484

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman        Sunny Isles, Florida            November 6, 2009
-----------------------        --------------------            ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total:     $91,834
                                          (thousands)

List of Other Included Managers:            None



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
             COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8
                                                              VALUE     SHRS OR SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
          NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT PRN CALL   DISCRETION   MANAGERS   SOLE SHARED NONE
          --------------       --------------     -----     --------    ----------------   ----------   --------   -----------------
ABB LTD                        SPONSORED ADR   000375204     3,056      152,500 SH            Sole         N/A      152,500

AMERICAN AXLE & MFG HLDGS IN   COM             024061103     1,263      178,400 SH            Sole         N/A      178,400

AMERICAN EAGLE OUTFITTERS NE   COM             02553E106     4,448      263,843 SH            Sole         N/A      263,843

CARMAX INC                     COM             143130102     2,052      98,168 SH             Sole         N/A       98,168

CARNIVAL CORP                  PAIRED CTF      143658300     1,850      55,600 SH             Sole         N/A       55,600

CARTER INC                     COM             146229109     2,678      100,300 SH            Sole         N/A      100,300

CHAMPION ENTERPRISES INC       COM             158496109        78      170,500 SH            Sole         N/A      170,500

COACH INC                      COM             189754104     3,183      96,700 SH             Sole         N/A       96,700

DICKS SPORTING GOODS INC       COM             253393102     1,474      65,800 SH             Sole         N/A       65,800

EAGLE MATERIALS INC            COM             26969P108       139      4,864 SH              Sole         N/A        4,864

HEARTLAND EXPRESS INC          COM             422347104     3,725      258,683 SH            Sole         N/A      258,683

HUNT J B TRANS SVCS INC        COM             445658107     6,657      207,200 SH            Sole         N/A      207,200

KNIGHT TRANSN INC              COM             499064103     6,503      387,521 SH            Sole         N/A      387,521

LOWES COS INC                  COM             548661107     2,659      127,000 SH            Sole         N/A      127,000

LULULEMON ATHLETICA INC        COM             550021109     8,207      360,728 SH            Sole         N/A      360,728

OLD DOMINION FGHT LINES INC    COM             679580100     3,107      102,112 SH            Sole         N/A      102,112

PULTE HOMES INC                COM             745867101       645      58,695 SH             Sole         N/A       58,695

QUANTA SVCS INC                COM             74762E102     7,133      322,321 SH            Sole         N/A      322,321

RYANAIR HLDGS PLC              SPONSORED ADR   783513104     8,740      300,976 SH            Sole         N/A      300,976

SAFE BULKERS INC               COM             Y7388L103       942      116,000 SH            Sole         N/A      116,000

SOUTHWESTERN ENERGY CO         COM             845467109     6,884      161,300 SH            Sole         N/A      161,300

STAPLES INC                    COM             855030102     2,928      126,096 SH            Sole         N/A      126,096

TEXAS ROADHOUSE INC            CL A            882681109     2,443      230,000 SH            Sole         N/A      230,000

THOR INDS INC                  COM             885160101     1,755      56,700 SH             Sole         N/A       56,700

TOLL BROTHERS INC              COM             889478103     1,362      69,700 SH             Sole         N/A       69,700

URBAN OUTFITTERS INC           COM             917047102     7,923      262,624 SH            Sole         N/A      262,624


                              TOTAL                         91,834